BONDS AND NOTES ISSUED - Schedule of Bonds and Notes Issued by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 13,735,609	S/ 17,023,586
Up to 3 months
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	109,837	2,709,847
From 3 months to 1 year
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	1,372,282	2,718,199
3 years
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	486,248	582,747
From 3 to 5 years
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	2,854,442	3,062,227
More than 5 years
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 8,912,800	S/ 7,950,566